UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21224

Investment Company Act File Number

Eaton Vance Michigan Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Michigan Municipal Bond Fund

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 159.2%

Security	Principal Amount (000’s omitted)	Value
Education — 7.5%
Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$250	$250,178
Michigan Technological University, 4.00%, 10/1/36	570	572,821
Wayne State University, 5.00%, 11/15/40	775	836,628

		$1,659,627

Electric Utilities — 7.6%
Holland, Electric Utility System, 5.00%, 7/1/39	$865	$945,246
Michigan Public Power Agency, 5.00%, 1/1/43	700	737,793

		$1,683,039

Escrowed/Prerefunded — 1.9%
Michigan Hospital Finance Authority, (Chelsea Community Hospital), Prerefunded to 5/15/15, 5.00%, 5/15/30	$400	$416,768

		$416,768

General Obligations — 29.0%
Buchanan Community Schools, 4.00%, 5/1/31	$500	$516,115
Caledonia Community Schools, 5.00%, 5/1/39	445	491,347
Comstock Park Public Schools, 5.00%, 5/1/28	170	188,374
Comstock Park Public Schools, 5.125%, 5/1/31	205	222,685
Comstock Park Public Schools, 5.25%, 5/1/33	165	181,413
East Grand Rapids Public Schools, 5.00%, 5/1/39	665	734,260
Lansing Community College, 5.00%, 5/1/30	1,000	1,119,060
Plymouth-Canton Community Schools, 4.00%, 5/1/33	750	779,527
St. Clair County, (Convention Center), 3.75%, 4/1/42	375	343,804
Walled Lake Consolidated School District, 5.00%, 5/1/34	635	702,011
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,105,890

		$6,384,486

Hospital — 24.2%
Grand Traverse Hospital, 5.375%, 7/1/35	$750	$815,782
Kalamazoo Hospital Finance Authority, (Bronson Health Care Group), 5.25%, 5/15/33	500	536,290
Kent Hospital Finance Authority, (Spectrum Health System), 5.00%, 1/15/31	750	820,612
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	750	807,578
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	530,390
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/48	700	740,516
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,000	1,072,850

		$5,324,018

Insured-Bond Bank — 3.2%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$695,324

		$695,324

Insured-Education — 2.2%
Ferris State University, (AGC), 5.125%, 10/1/33	$435	$481,154

		$481,154

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 2.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$610	$608,390

		$608,390

Insured-Escrowed/Prerefunded — 14.6%
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	$1,135	$1,139,393
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,075,499

		$3,214,892

Insured-General Obligations — 31.4%
Battle Creek, (BAM), 5.00%, 6/1/33	$500	$544,780
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	500	541,635
Livonia Public Schools, (AGM), 5.00%, 5/1/43	750	799,282
Okemos Public Schools, (NPFG), 0.00%, 5/1/19	1,330	1,210,300
Pinconning Area Schools, (AGM), 5.00%, 5/1/33	1,000	1,080,430
Royal Oak, (AGC), 6.25%, 10/1/28	1,000	1,171,510
South Haven Public Schools, (BAM), 5.00%, 5/1/41	950	1,035,044
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	531,495

		$6,914,476

Insured-Lease Revenue/Certificates of Participation — 8.6%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$487,600
Michigan Building Authority, (NPFG), 0.00%, 10/15/30	3,100	1,411,461

		$1,899,061

Insured-Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$615	$81,457

		$81,457

Insured-Water and Sewer — 11.5%
Detroit Water Supply System, (NPFG), 5.00%, 7/1/30	$1,425	$1,424,971
Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	1,000	1,116,230

		$2,541,201

Lease Revenue/Certificates of Participation — 4.7%
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,023,750

		$1,023,750

Special Tax Revenue — 5.0%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,106,240

		$1,106,240

Water and Sewer — 4.6%
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	$605	$744,211
Port Huron, Water Supply System, 5.25%, 10/1/31	250	269,735

		$1,013,946

Total Tax-Exempt Investments — 159.2% (identified cost $33,007,401)		$35,047,829

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (60.5)%		$(13,325,288)

Other Assets, Less Liabilities — 1.3%		$291,815

Net Assets Applicable to Common Shares — 100.0%		$22,014,356

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2014, 46.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 13.5% of total investments.

The Fund did not have any open financial instruments at June 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$32,944,995

Gross unrealized appreciation	$2,194,084
Gross unrealized depreciation	(91,250)

Net unrealized appreciation	$2,102,834

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$35,047,829	$—	$35,047,829
Total Investments	$—	$35,047,829	$—	$35,047,829

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 25, 2014